Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-40711
Entity Registrant Name	Orange County Bancorp, Inc.
Entity Central Index Key	0001754226
Entity Tax Identification Number	26-1135778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	212 Dolson Avenue
Entity Address, City or Town	Middletown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10940
City Area Code	845
Local Phone Number	341-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.25
Trading Symbol	OBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false